Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	¥ 5,346	$ 839	¥ 6,047	¥ 1,300
Amortization expenses, 2022	2,737
Amortization expenses, 2023	2,081
Amortization expenses, 2024	700
Amortization expenses, 2025	64
Amortization expenses, 2026	¥ 0